Deposits and Subordinated Debt - Summary of Deposits (Parenthetical) (Detail) - CAD ($) $ in Millions	Jan. 31, 2022	Oct. 31, 2021
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	$ 275,915
Deposits eligible for early redemption without penalty	20,680	$ 20,991
Bank Recapitalization (Bail-In) Regime [member]
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	39,345	35,959
U.S. dollars [member]
Disclosure Of Deposits [Line Items]
Deposits liabilities	351,409	342,967
Non USD Non CAD [Member]
Disclosure Of Deposits [Line Items]
Deposits liabilities	$ 39,092	$ 29,937